united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

ETC Cabana Target Beta ETF

(TDSB) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about ETC Cabana Target Beta ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Beta ETF	$74	0.68%

How did the Fund perform during the reporting period?

The Fund is an actively-managed exchange-traded fund. The Fund aims to provide investors and advisors with long-term growth by achieving its investment objective with limited volatility and reduced correlation to the overall market. For the fiscal year ended April 30, 2026, the Fund’s net asset value increased 16.50% while the S&P 500® Index, the Fund’s broad-based market equity index, gained 31.05%. The Morningstar Conservative Target Risk Index returned 8.51% during the fiscal year.

The primary contributors to the Fund’s performance relative to its benchmark indexes were its positions in gold, commodities and Nasdaq-100 stocks. Gold was up 39.62%, commodities were up 38.61% and Nasdaq-100 stocks were 42.47% during the same time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ETC Cabana Target Beta ETF - NAV
S&P 500® Index
Morningstar Conservative Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,108
$11,507
$11,304
Sep-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	ETC Cabana Target Beta ETF - NAV	S&P 500® Index	Morningstar Conservative Target Risk Index
Sep-2020	$10,000	$10,000	$10,000
Apr-2021	$10,147	$12,465	$10,350
Apr-2022	$9,283	$12,491	$9,588
Apr-2023	$8,792	$12,824	$9,551
Apr-2024	$9,302	$15,730	$9,721
Apr-2025	$9,703	$17,633	$10,605
Apr-2026	$11,304	$23,108	$11,507

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 16, 2020)
ETC Cabana Target Beta ETF - NAV	16.50%	2.18%	2.21%
S&P 500® Index	31.05%	13.14%	16.07%
Morningstar Conservative Target Risk Index	8.51%	2.14%	2.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Table Summary
Net Assets	$49,623,452
Number of Portfolio Holdings	10
Total Advisory Fee Paid	$426,500
Portfolio Turnover Rate	136%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
35.8%
Equity
31.0%
Commodity
24.3%
Specialty
8.6%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Specialty	8.6%
Commodity	24.3%
Equity	31.0%
Fixed Income	35.8%

Top 10 Holdings (% of net assets)

Table Summary
Goldman Sachs Physical Gold ETF	12.7%
Pimco Commodity Strategy Active ETF	11.6%
Invesco Nasdaq 100 ETF	11.2%
State Street Utilities Select Sector SPDR ETF	10.1%
State Street Health Care Select Sector SPDR ETF	9.7%
Vanguard Intermediate-Term Bond ETF	9.0%
iShares 7-10 Year Treasury Bond ETF	9.0%
Vanguard Long-Term Bond ETF	8.9%
iShares 3-7 Year Treasury Bond ETF	8.9%
Invesco DB US Dollar Index Bullish Fund	8.6%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. The consent may be revoked by contacting the Fund.

ETC Cabana Target Beta ETF (TDSB) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-TDSB

ETC Cabana Target Drawdown 10 ETF

(TDSC) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about ETC Cabana Target Drawdown 10 ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Drawdown 10 ETF	$75	0.69%

How did the Fund perform during the reporting period?

The Fund is an actively-managed exchange-traded fund. The Fund seeks to provide long-term growth within a targeted risk parameter of ten percent (10%) from peak to trough. For the fiscal year ended April 30, 2026, the Fund’s net asset value increased 18.80% while the S&P 500® Index, the Fund’s broad-based market equity index, gained 31.05%. The Morningstar Moderately Conservative Target Risk Index returned 13.08% during the fiscal year.

The primary contributors to the Fund’s performance relative to its benchmark indexes were its positions in gold, U.S. energy and Nasdaq-100 stocks.  Gold was up 39.62%, U.S. energy was up 50.91% and Nasdaq-100 stocks were up 42.47% during the same time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ETC Cabana Target Drawdown 10 ETF - NAV
S&P 500® Index
Morningstar Moderately Conservative Target Risk Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,108
$13,324
$12,093
Sep-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	ETC Cabana Target Drawdown 10 ETF - NAV	S&P 500® Index	Morningstar Moderately Conservative Target Risk Index
Sep-2020	$10,000	$10,000	$10,000
Apr-2021	$10,529	$12,465	$10,875
Apr-2022	$9,727	$12,491	$10,134
Apr-2023	$9,165	$12,824	$10,176
Apr-2024	$9,887	$15,730	$10,729
Apr-2025	$10,179	$17,633	$11,783
Apr-2026	$12,093	$23,108	$13,324

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 16, 2020)
ETC Cabana Target Drawdown 10 ETF - NAV	18.80%	2.81%	3.44%
S&P 500® Index	31.05%	13.14%	16.07%
Morningstar Moderately Conservative Target Risk Index	13.08%	4.15%	5.24%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Table Summary
Net Assets	$102,420,896
Number of Portfolio Holdings	10
Total Advisory Fee Paid	$882,278
Portfolio Turnover Rate	185%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.2%
Fixed Income
13.3%
Commodity
10.3%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Commodity	10.3%
Fixed Income	13.3%
Equity	76.2%

Top 10 Holdings (% of net assets)

Table Summary
Invesco Nasdaq 100 ETF	15.5%
iShares 7-10 Year Treasury Bond ETF	13.3%
State Street Health Care Select Sector SPDR ETF	13.1%
State Street Energy Select Sector SPDR ETF	12.2%
State Street Technology Select Sector SPDR ETF	10.6%
Goldman Sachs Physical Gold ETF	10.3%
State Street Utilities Select Sector SPDR ETF	9.6%
Vanguard High Dividend Yield ETF	5.1%
iShares Select Dividend ETF	5.1%
Vanguard Mega Cap ETF	5.0%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. The consent may be revoked by contacting the Fund.

ETC Cabana Target Drawdown 10 ETF (TDSC) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-TDSC

ETC Cabana Target Leading Sector Moderate ETF

(CLSM) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains important information about ETC Cabana Target Leading Sector Moderate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Leading Sector Moderate ETF	$79	0.69%

How did the Fund perform during the reporting period?

The Fund is an actively-managed exchange-traded fund. The Fund aims to provide investors and advisors with exposure to sectors of the economy that will potentially provide superior investment returns. For the fiscal year ended April 30, 2026, the Fund’s net asset value increased 28.98% while the S&P 500® Index, the Fund’s broad-based market equity index, gained 31.05%. The Morningstar Moderate Target Risk Index returned 17.93% during the fiscal year.

The primary contributors to the Fund’s performance relative to its benchmark indexes were its positions in gold, Latin American stocks and Nasdaq-100 stocks.  Gold was up 39.62%, Latin American stocks were up 52.40% and Nasdaq-100 stocks were up 42.47% during the same time.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

ETC Cabana Target Leading Sector Moderate ETF - NAV
S&P 500® Index
Morningstar Moderate Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,625
$12,915
$11,182
Jul-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	ETC Cabana Target Leading Sector Moderate ETF - NAV	S&P 500® Index	Morningstar Moderate Target Risk Index
Jul-2021	$10,000	$10,000	$10,000
Apr-2022	$8,752	$9,527	$9,111
Apr-2023	$8,375	$9,781	$9,158
Apr-2024	$8,375	$11,998	$9,913
Apr-2025	$8,670	$13,449	$10,951
Apr-2026	$11,182	$17,625	$12,915

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 12, 2021)
ETC Cabana Target Leading Sector Moderate ETF - NAV	28.98%	2.36%
S&P 500® Index	31.05%	12.53%
Morningstar Moderate Target Risk Index	17.93%	5.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Table Summary
Net Assets	$92,899,006
Number of Portfolio Holdings	4
Total Advisory Fee Paid	$748,885
Portfolio Turnover Rate	417%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
90.8%
Commodity
9.1%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Commodity	9.1%
Equity	90.8%

Top 10 Holdings (% of net assets)

Table Summary
State Street Technology Select Sector SPDR ETF	30.8%
Invesco Nasdaq 100 ETF	30.4%
State Street Consumer Staples Select Sector SPDR ETF	29.6%
Goldman Sachs Physical Gold ETF	9.1%

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.

Change In Or Disagreements With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. The consent may be revoked by contacting the Fund.

ETC Cabana Target Leading Sector Moderate ETF (CLSM) NASDAQ Stock Market, LLC

Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.cabanaetfs.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043026-CLSM

(b)        Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f) See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2)	The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$43,500
2025	$43,500

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$10,500
2025	$10,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)         All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2026, and 2025, respectively.

(e)(1)     The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)     There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         Not applicable.

(g)         All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2026, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)        Not applicable.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)        Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

ETC Cabana Target Beta ETF (TDSB)
(formerly, Cabana Target Beta ETF)

ETC Cabana Target Drawdown 10 ETF (TDSC)
(formerly, Cabana Target Drawdown 10 ETF)

ETC Cabana Target Leading Sector Moderate ETF (CLSM)
(formerly, Cabana Target Leading Sector Moderate ETF)

Annual Financials and Other Information

April 30, 2026

Exchange Listed Funds Trust TABLE OF CONTENTS April 30, 2026

Financial Statements (Form N-CSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

i

ETC CABANA TARGET BETA ETF SCHEDULE OF INVESTMENTS April 30, 2026
	Shares	Fair Value
Exchange-Traded Funds — 99.7%
Commodity — 24.3%
Goldman Sachs Physical Gold ETF(a)	138,255	$6,290,603
Pimco Commodity Strategy Active ETF	168,963	5,743,052
		12,033,655

Equity — 31.0%
Invesco Nasdaq 100 ETF	20,183	5,548,307
State Street Health Care Select Sector SPDR ETF	32,962	4,812,122
State Street Utilities Select Sector SPDR ETF	106,962	5,011,170
		15,371,599

Fixed Income — 35.8%
iShares 3-7 Year Treasury Bond ETF	37,440	4,426,531
iShares 7-10 Year Treasury Bond ETF	46,787	4,443,829
Vanguard Intermediate-Term Bond ETF	57,920	4,460,998
Vanguard Long-Term Bond ETF	64,891	4,435,949
		17,767,307

Specialty — 8.6%
Invesco DB US Dollar Index Bullish Fund	156,400	4,279,104

Total Exchange-Traded Funds (Cost $43,934,425)		49,451,665

Total Investments — 99.7% (Cost $43,934,425)		49,451,665

Other Assets in Excess of Liabilities — 0.3%		171,787

Total Net Assets — 100.0%		$49,623,452

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)       Non-income producing security.

See accompanying Notes to Financial Statements.

ETC CABANA TARGET BETA ETF SUMMARY OF INVESTMENTS April 30, 2026
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	24.3%
Equity	31.0%
Fixed Income	35.8%
Specialty	8.6%
Total Exchange-Traded Funds	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ETC CABANA TARGET DRAWDOWN 10 ETF SCHEDULE OF INVESTMENTS April 30, 2026
	Shares	Fair Value
Exchange-Traded Funds — 99.8%
Commodity — 10.3%
Goldman Sachs Physical Gold ETF(a)	230,371	$10,481,881

Equity — 76.2%
Invesco Nasdaq 100 ETF	57,707	15,863,654
iShares Select Dividend ETF	33,764	5,248,951
State Street Energy Select Sector SPDR ETF	208,714	12,449,790
State Street Health Care Select Sector SPDR ETF	91,888	13,414,729
State Street Technology Select Sector SPDR ETF	68,156	10,870,882
State Street Utilities Select Sector SPDR ETF	210,716	9,872,045
Vanguard High Dividend Yield ETF	33,505	5,266,651
Vanguard Mega Cap ETF	19,293	5,068,657
		78,055,359

Fixed Income — 13.3%
iShares 7-10 Year Treasury Bond ETF	143,587	13,637,893

Total Exchange-Traded Funds (Cost $93,478,020)		102,175,133

Total Investments — 99.8% (Cost $93,478,020)		102,175,133

Other Assets in Excess of Liabilities — 0.2%		245,763

Total Net Assets — 100.0%		$102,420,896

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)        Non-income producing security.

See accompanying Notes to Financial Statements.

ETC CABANA TARGET DRAWDOWN 10 ETF SUMMARY OF INVESTMENTS April 30, 2026
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.3%
Equity	76.2%
Fixed Income	13.3%
Total Exchange-Traded Funds	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

ETC CABANA TARGET LEADING SECTOR MODERATE ETF SCHEDULE OF INVESTMENTS April 30, 2026
	Shares	Fair Value
Exchange-Traded Funds — 99.9%
Commodity — 9.1%
Goldman Sachs Physical Gold ETF(a)	185,360	$8,433,880

Equity — 90.8%
Invesco Nasdaq 100 ETF(b)	102,694	28,230,581
State Street Consumer Staples Select Sector SPDR ETF(b)	326,194	27,501,416
State Street Technology Select Sector SPDR ETF(b)	179,634	28,651,623
		84,383,620

Total Exchange-Traded Funds (Cost $82,090,873)		92,817,500

Total Investments — 99.9% (Cost $82,090,873)		92,817,500

Other Assets in Excess of Liabilities — 0.1%		81,506

Total Net Assets — 100.0%		$92,899,006

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)        Non-income producing security.

(b)        Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

See accompanying Notes to Financial Statements.

ETC CABANA TARGET LEADING SECTOR MODERATE ETF SUMMARY OF INVESTMENTS April 30, 2026
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.1%
Equity	90.8%
Total Exchange-Traded Funds	99.9%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2026
	ETC Cabana Target Beta ETF	ETC Cabana Target Drawdown 10 ETF	ETC Cabana Target Leading Sector Moderate ETF
Assets
Investments, at value	$49,451,665	$102,175,133	$92,817,500
Cash	198,453	302,112	130,075
Securities lending income receivable	1,125	14	2,032
Dividend and interest receivable	466	758	691
Total Assets	49,651,709	102,478,017	92,950,298

Liabilities
Advisory fee payable – net	28,257	57,121	51,292
Total Liabilities	28,257	57,121	51,292
Net Assets	$49,623,452	$102,420,896	$92,899,006

Net Assets consist of:
Paid-in capital	$123,475,241	$475,952,565	$293,841,301
Accumulated deficit	(73,851,789)	(373,531,669)	(200,942,295)
Net Assets	$49,623,452	$102,420,896	$92,899,006

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,000,000	3,766,665	3,631,941
Net Asset Value, Offering and Redemption Price Per Share	$24.81	$27.19	$25.58
Investments, at cost	$43,934,425	$93,478,020	$82,090,873

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Year Ended April 30, 2026
	ETC Cabana Target Beta ETF	ETC Cabana Target Drawdown 10 ETF	ETC Cabana Target Leading Sector Moderate ETF
Investment Income
Dividend income	$1,734,131	$3,818,308	$1,379,859
Interest income	8,403	11,144	8,219
Securities lending income (net)	79,931	15,660	10,281
Total Investment Income	1,822,465	3,845,112	1,398,359

Expenses
Advisory fees	494,493	1,022,931	868,272
Total Expenses	494,493	1,022,931	868,272
Waiver	(67,993)	(140,653)	(119,387)
Voluntary Waiver	(5,549)	—	—
Net Expenses	420,951	882,278	748,885
Net Investment Income (Loss)	1,401,514	2,962,834	649,474

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	2,340,827	13,002,999	15,973,466
In-kind redemptions	2,022,086	3,719,189	6,878,483
	4,362,913	16,722,188	22,851,949
Net Change in Unrealized Gain (Loss) on:
Investments	4,010,571	2,500,935	4,132,912
Net Realized and Unrealized Gain (Loss) on Investments	8,373,484	19,223,123	26,984,861
Net Increase (Decrease) in Net Assets Resulting From Operations	$9,774,998	$22,185,957	$27,634,335

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	ETC Cabana Target Beta ETF		ETC Cabana Target Drawdown 10 ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income (loss)	$1,401,514	$2,635,568	$2,962,834	$4,502,638
Net realized gain (loss) on investments	4,362,913	(711,640)	16,722,188	(1,932,405)
Net change in unrealized gain (loss) on investments	4,010,571	2,964,289	2,500,935	7,081,288
Net Increase (Decrease) in Net Assets Resulting From Operations	9,774,998	4,888,217	22,185,957	9,651,521

Distributions to Shareholders	(1,336,082)	(2,714,812)	(2,970,306)	(5,029,377)

Capital Share Transactions
Proceeds from shares sold	—	—	1,266,113	—
Cost of shares redeemed	(31,763,273)	(42,808,399)	(72,343,303)	(90,034,987)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(31,763,273)	(42,808,399)	(71,077,190)	(90,034,987)
Net Increase (Decrease) in Net Assets	(23,324,357)	(40,634,994)	(51,861,539)	(85,412,843)

Net Assets
Beginning of year	$72,947,809	$113,582,803	$154,282,435	$239,695,278
End of year	$49,623,452	$72,947,809	$102,420,896	$154,282,435

Change in Share Transactions
Shares sold	—	—	50,000	—
Shares redeemed	(1,350,000)	(1,925,000)	(2,875,000)	(3,675,000)
Net Increase (Decrease) in Shares Outstanding	(1,350,000)	(1,925,000)	(2,825,000)	(3,675,000)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	ETC Cabana Target Leading Sector Moderate ETF
	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations
Net investment income (loss)	$649,474	$1,794,105
Net realized gain (loss) on investments	22,851,949	(3,244,147)
Net change in unrealized gain (loss) on investments	4,132,912	8,973,718
Net Increase (Decrease) in Net Assets Resulting From Operations	27,634,335	7,523,676

Distributions to Shareholders	(941,049)	(2,937,259)

Capital Share Transactions
Proceeds from shares sold	22,818,027	—
Cost of shares redeemed	(75,808,261)	(66,111,294)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(52,990,234)	(66,111,294)
Net Increase (Decrease) in Net Assets	(26,296,948)	(61,524,877)

Net Assets
Beginning of year	$119,195,954	$180,720,831
End of year	$92,899,006	$119,195,954

Change in Share Transactions
Shares sold	975,000	—
Shares redeemed	(3,300,000)	(3,200,000)
Net Increase (Decrease) in Shares Outstanding	(2,325,000)	(3,200,000)

See accompanying Notes to Financial Statements.

ETC Cabana Target Beta ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the year Presented)
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
Net asset value, beginning of year	$21.78	$21.53	$21.11	$22.66	$25.23

Investment operations:
Net investment income (loss)(a)	0.53	0.63	0.68	0.29	0.38
Net realized and unrealized gain (loss) on investments	3.03	0.30	0.53	(1.48)	(2.47)
Total from investment operations	3.56	0.93	1.21	(1.19)	(2.09)

Distributions to shareholders from:
Net investment income	(0.53)	(0.68)	(0.73)	(0.36)	(0.48)
Return of capital	—	—	(0.06)	—	—
Total distributions	(0.53)	(0.68)	(0.79)	(0.36)	(0.48)

Net asset value, end of year	$24.81	$21.78	$21.53	$21.11	$22.66
Net Asset Value, Total Return	16.50%	4.32%	5.81%	(5.31)%	(8.48)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$49,623	$72,948	$113,583	$155,147	$256,088
Ratios to Average Net Assets:
Expenses before fee waiver(b)	0.80%	1.07%(c)	0.80%	0.80%	0.80%
Expenses after fee waiver(b)	0.68%(d)	0.89%(c)(e)	0.65%	0.55%	0.57%
Net investment income (loss)(f)	2.27%	2.83%(c)	3.20%	1.35%	1.49%
Portfolio turnover rate(g)	136%	200%	460%	1048%	338%

(a)    Per share amounts calculated using average shares method.

(b)    The Fund will indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(c)     Includes 0.27% for the year ended April 30, 2025, attributed to income tax expense, which are not subject to waiver by the Advisor.

(d)    The ratio of expenses after fee waiver to average net assets includes the effect of a voluntary waiver reducing expenses 0.01%.

(e)    The ratio of expenses after fee waiver to average net assets includes the effect of a voluntary waiver reducing expenses 0.07%

(f)     The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(g)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

ETC Cabana Target Drawdown 10 ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the year Presented)
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022
Net asset value, beginning of year	$23.41	$23.35	$22.17	$23.93	$26.20

Investment operations:
Net investment income (loss)(a)	0.58	0.54	0.56	0.30	0.30
Net realized and unrealized gain (loss) on investments	3.76	0.18	1.17	(1.68)	(2.25)
Total from investment operations	4.34	0.72	1.73	(1.38)	(1.95)

Distributions to shareholders from:
Net investment income	(0.56)	(0.66)	(0.55)	(0.38)	(0.32)
Total distributions	(0.56)	(0.66)	(0.55)	(0.38)	(0.32)

Net asset value, end of year	$27.19	$23.41	$23.35	$22.17	$23.93
Net Asset Value, Total Return	18.80%	2.96%	7.85%	(5.78)%	(7.58)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$102,421	$154,282	$239,695	$461,724	$782,042
Ratios to Average Net Assets:
Expenses before fee waiver(b)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses after fee waiver(b)	0.69%	0.69%	0.65%	0.55%	0.58%
Net investment income (loss)(c)	2.32%	2.20%	2.48%	1.31%	1.13%
Portfolio turnover rate(d)	185%	256%	485%	1068%	319%

(a)    Per share amounts calculated using average shares method.

(b)    The Fund will indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(c)     The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(d)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

ETC Cabana Target Leading Sector Moderate ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the period Presented)
	Year Ended April 30, 2026	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
Net asset value, beginning of period	$20.01	$19.74	$20.25	$21.83	$25.09

Investment operations:
Net investment income (loss)(b)	0.14	0.24	0.54	0.29	0.11
Net realized and unrealized gain (loss) on investments	5.64	0.46	(0.52)	(1.23)	(3.21)(c)
Total from investment operations	5.78	0.70	0.02	(0.94)	(3.10)

Distributions to shareholders from:
Net investment income	(0.21)	(0.43)	(0.53)	(0.64)	(0.16)
Total distributions	(0.21)	(0.43)	(0.53)	(0.64)	(0.16)

Net asset value, end of period	$25.58	$20.01	$19.74	$20.25	$21.83
Net Asset Value, Total Return	28.98%	3.52%(d)	(0.03)%	(4.27)%	(12.51)%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$92,899	$119,196	$180,721	$170,126	$72,025
Ratios to Average Net Assets:
Expenses before fee waiver(g)	0.80%	0.80%	0.80%	0.80%	0.80%(f)
Expenses after fee waiver(g)	0.69%	0.69%	0.67%	0.59%	0.59%(f)
Net investment income (loss)(h)	0.60%	1.17%	2.69%	1.40%	0.53%(f)
Portfolio turnover rate(i)	417%	401%	681%	1003%	231%(e)

(a)    For the period July 13, 2021 (commencement of operations) to April 30, 2022.

(b)    Per share amounts calculated using average shares method.

(c)     Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(d)    In 2025, 0.36% of the Fund’s total return consists of a reimbursement by the Adviser for a realized investment loss due to a trade error. Excluding this item, total return would have been 3.16%.

(e)    Not Annualized for periods less than one year.

(f)     Annualized for periods less than one year.

(g)    The Fund will indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(h)    The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(i)      Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2026

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

ETC Cabana Target Beta ETF*

ETC Cabana Target Drawdown 10 ETF*

ETC Cabana Target Leading Sector Moderate ETF*

The ETC Cabana Target Beta ETF, the ETC Cabana Target Drawdown 10 ETF and the ETC Cabana Target Leading Sector Moderate ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The ETC Cabana Target Beta ETF seeks to provide long-term growth. The ETC Cabana Target Beta ETF seeks to achieve its investment objective by targeting a one year rolling beta of 0.35 relative to the S&P 500 Equal Weight Index, although the beta exposure is not a fixed amount and may vary based on the fund’s proprietary algorithm for assessing market and economic conditions. Beta is a measure of the volatility of an asset relative to the overall market. The ETC Cabana Target Drawdown 10 ETF seeks to provide long-term growth within a targeted risk parameter and seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among ETFs in the following five major asset classes: equities, fixed income securities, real estate, currencies, and commodities. The ETC Cabana Target Leading Sector Moderate ETF seeks to provide long-term growth and seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The ETC Cabana Target Beta ETF and the ETC Cabana Target Drawdown 10 ETF commenced operations on September 17, 2020, and the ETC Cabana Target Leading Sector Moderate ETF commenced operations on July 13, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

* On June 25, 2025, each Fund changed its name as follows:

Prior Fund Name	New Fund Name
Cabana Target Beta ETF	ETC Cabana Target Beta ETF
Cabana Target Drawdown 10 ETF	ETC Cabana Target Drawdown 10 ETF
Cabana Target Leading Sector Moderate ETF	ETC Cabana Target Leading Sector Moderate ETF

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)     Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b)     Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)     Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2026, for each Fund based upon the three levels defined above:

ETC Cabana Target Beta ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$49,451,665	$—	$—	$49,451,665
Total	$49,451,665	$—	$—	$49,451,665

ETC Cabana Target Drawdown 10 ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$102,175,133	$—	$—	$102,175,133
Total	$102,175,133	$—	$—	$102,175,133

ETC Cabana Target Leading Sector Moderate ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$92,817,500	$—	$—	$92,817,500
Total	$92,817,500	$—	$—	$92,817,500

*   See Schedule of Investments for additional detailed categorizations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

(d)     Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(e)     Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f)      Distributions to Shareholders

The ETC Cabana Target Beta ETF and ETC Cabana Target Drawdown 10 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The ETC Cabana Target Leading Sector Moderate ETF distributes its net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)     Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

The Adviser has voluntarily elected to waive a portion of the Advisory Fee attributable to the income tax expense on ETC Cabana Target Beta ETF related to the April 30, 2025 fiscal year. Fees waived pursuant to this voluntary waiver are not subject to recoupment in future periods. As of April 30, 2026, the Adviser waived $5,549 in advisory fees pursuant to the voluntary waiver.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. This arrangement is in effect through at least August 31, 2026, unless earlier terminated by the Trust for any reason at any time with the approval of the Board.

Fund	Expenses Waived
ETC Cabana Target Beta ETF	$67,993
ETC Cabana Target Drawdown 10 ETF	140,653
ETC Cabana Target Leading Sector Moderate ETF	119,387

The above waived amounts are not subject to recoupment.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)     Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly. Assets of each of the Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

(c)     Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)     Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
ETC Cabana Target Beta ETF	$83,553,013	$83,855,343
ETC Cabana Target Drawdown 10 ETF	236,351,609	235,340,765
ETC Cabana Target Leading Sector Moderate ETF	450,647,172	451,704,943

Purchases and sales of in-kind transactions for the year ended April 30, 2026, were as follows:

Fund	Purchases	Sales
ETC Cabana Target Beta ETF	$—	$31,646,650
ETC Cabana Target Drawdown 10 ETF	—	72,078,537
ETC Cabana Target Leading Sector Moderate ETF	22,788,740	74,902,912

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the fiscal year ended April 30, 2026, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

Fund	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
ETC Cabana Target Drawdown 10 ETF	$18,106,042	$25,307,319	$3,915,554
ETC Cabana Target Leading Sector Moderate ETF	25,307,319	18,106,042	2,085,489

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

5.     Capital Share Transactions

Fund Shares are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

7.     Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2026, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified and taxable overdistribution:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
ETC Cabana Target Beta ETF	$1,578,902	$(1,578,902)
ETC Cabana Target Drawdown 10 ETF	2,300,366	(2,300,366)
ETC Cabana Target Leading Sector Moderate ETF	5,944,904	(5,944,904)

The tax character of the distributions paid during the tax year ended April 30, 2026, and April 30, 2025, was as follows:

	Year Ended April 30, 2026
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
ETC Cabana Target Beta ETF	$1,336,082	$—	$—	$1,336,082
ETC Cabana Target Drawdown 10 ETF	2,970,306	—	—	2,970,306
ETC Cabana Target Leading Sector Moderate ETF	941,049	—	—	941,049
	Year Ended April 30, 2025
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
ETC Cabana Target Beta ETF	$2,714,812	$—	$—	$2,714,812
ETC Cabana Target Drawdown 10 ETF	5,029,377	—	—	5,029,377
ETC Cabana Target Leading Sector Moderate ETF	2,937,259	—	—	2,937,259

As of the tax year ended April 30, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
ETC Cabana Target Beta ETF	$114,261	$—	$(79,377,675)	$5,411,625	$(73,851,789)
ETC Cabana Target Drawdown 10 ETF	—	—	(382,236,796)	8,705,127	(373,531,669)
ETC Cabana Target Leading Sector Moderate ETF	65,923	—	(211,743,948)	10,735,730	(200,942,295)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

At April 30, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
ETC Cabana Target Beta ETF	$44,040,040	$5,471,994	$(60,369)	$5,411,625
ETC Cabana Target Drawdown 10 ETF	93,470,006	9,820,389	(1,115,262)	8,705,127
ETC Cabana Target Leading Sector Moderate ETF	82,081,770	10,735,730	—	10,735,730

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.” Include temporary book to tax differences relating to “wash sales, partnerships, and granter trust basis adjustments.

As of the tax year ended April 30, 2026, each Fund has non-expiring accumulated capital loss carry forwards as follows:

Fund	Short-Term	Long-Term	Total Amount	CLCF Utilized
ETC Cabana Target Beta ETF	$78,714,218	$663,457	$79,377,675	$1,700,300
ETC Cabana Target Drawdown 10 ETF	382,236,796	—	382,236,796	9,703,969
ETC Cabana Target Leading Sector Moderate ETF	211,743,948	—	211,743,948	15,697,993

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Funds ability to utilize its acquired capital loss carryforward is subject to an annual limitation under the Internal Revenue Code.

8.     Securities Lending

Effective August 1, 2025, the Funds have entered into a Securities Lending Agreement with Mitsubishi (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. The Funds previously used Brown Brothers Harriman & Co. as the Lending Agent. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The Fund had no open securities lending outstanding as of April 30, 2026.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2026

9.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM April 30, 2026

To the Shareholders of ETC Cabana Target Beta ETF, ETC Cabana Target Drawdown 10 ETF, and ETC Cabana Target Leading Sector Moderate ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below (the “Funds”) as of April 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ETC Cabana Target Beta ETF (formerly, Cabana Target Beta ETF) and ETC Cabana Target Drawdown 10 ETF (formerly, Cabana Target Drawdown 10 ETF)	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
ETC Cabana Target Leading Sector Moderate ETF (formerly, Cabana Target Leading Sector Moderate ETF)	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and for the period from July 13, 2021 (commencement of operations) through April 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 26, 2026

EXCHANGE LISTED FUNDS TRUST NOTICE TO SHAREHOLDERS (Unaudited) April 30, 2026

Tax Information

For the year ended April 30, 2026, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income:

Fund	Qualified Dividend Income
ETC Cabana Target Beta ETF	21%
ETC Cabana Target Drawdown 10 ETF	57%
ETC Cabana Target Leading Sector Moderate ETF	100%

For the year ended April 30, 2026, each Fund listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders:

Fund	Corporate Dividends Received Deduction
ETC Cabana Target Beta ETF	21%
ETC Cabana Target Drawdown 10 ETF	37%
ETC Cabana Target Leading Sector Moderate ETF	100%

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR, Items 8-11) (Unaudited) April 30, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)           Not applicable

(b)           Not applicable

Item 19. Exhibits.

(a)(1)      Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)      Not applicable.

(a)(3)      A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)      Not applicable.

(a)(5)      Not applicable.

(b)          Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski

Richard Malinowski,
Date: July 2, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 2, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: July 2, 2026	Principal Financial Officer/Treasurer